Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (4,811,713)	$ (677,714)	¥ (7,507,653)	¥ (6,808,739)
Net loss/(income) attributable to noncontrolling interests	(10,608)	(1,494)	10,640	19,511
Net loss attributable to the Bilibili Inc.'s shareholders	¥ (4,822,321)	$ (679,208)	¥ (7,497,013)	¥ (6,789,228)
Denominator:
Net loss per share, basic | (per share)	¥ (11.67)	$ (1.64)	¥ (18.99)	¥ (17.87)
Net loss per share, diluted | (per share)	¥ (11.67)	$ (1.64)	¥ (18.99)	¥ (17.87)
Share options
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	1,271,196	1,271,196	2,069,570	13,249,083
Ordinary Shares
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	56,329	56,329
Denominator:
Weighted average number of ordinary shares outstanding, basic	413,210,271	413,210,271	394,863,584	379,898,121
Weighted average number of ordinary shares outstanding, diluted	413,210,271	413,210,271	394,863,584	379,898,121
Ordinary Shares | Convertible senior notes (the "April 2026 Notes") due April 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	17,347,182	17,347,182	17,347,721	18,706,486
Ordinary Shares | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	8,280,834	8,280,834	19,382,489	19,641,274
Ordinary Shares | Convertible senior notes (the "December 2026 Notes") due December 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	4,839,195	4,839,195	14,466,365	17,027,040
Restricted Stock Units (RSUs) [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share			0